CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 448	$ 324	$ 411	$ 438	$ 353
Adjustments to reconcile net income to net cash from operating activities-
Depreciation, amortization and impairments	266	240	329	292	276
Pension and OPEB mark-to-market adjustments			(7)	31	11
Deferred income taxes and investment tax credits, net	7	162	190	90	44
Allowance for equity funds used during construction	(42)	(29)	(40)	(26)	(29)
Transmission revenue collections, net	124	64	144	(138)	25
Changes in current assets and liabilities:
Receivables	16	6	(19)	(7)	27
Prepaid taxes and other current assets	(23)	(1)	(1)	2	(7)
Accounts payable	23	122	89	(35)	(17)
Accrued taxes	(49)	(39)	44	(16)	30
Accrued interest	10	8	6	4	6
Other current liabilities	(1)	(6)	3	6	0
Other	16	(3)	(9)	(4)	(7)
Net cash provided from operating activities	795	848	1,140	637	712
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital investments	(1,083)	(808)	(1,172)	(1,042)	(836)
Loans with affiliated companies, net	(110)	(480)	(180)	1,537	(1,126)
Asset removal costs	(84)	(55)	(83)	(91)	(55)
Other	(4)	1	(2)	2	(5)
Net cash used for investing activities	(1,281)	(1,342)	(1,437)	406	(2,022)
New financing:
Long-term debt	1,475	1,200	1,200	325	0
Short-term borrowings, net			300	229	105
Redemptions / Repayments:
Long-term debt	(625)	0	(600)	0	0
Short-term borrowings, net	(21)	(381)	(381)	0	(50)
Equity contribution from FE			0	0	61
Capital contributions from Brookfield			0	0	9
Proceeds from FET equity interest sale, net of transactions costs			0	0	2,348
Cash distributions paid to noncontrolling interest			(61)	(66)	(57)
Distribution payments	(150)	(145)	(215)	(1,527)	(1,304)
Other	(13)	(10)	(14)	(5)	0
Net cash provided from financing activities	666	664	229	(1,044)	1,112
Net change in cash and cash equivalents	180	170	(68)	(1)	(198)
Cash and cash equivalents, at beginning of period	8	76	76	77	275
Cash and cash equivalents, at end of period	188	246	8	76	77
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest (net of amounts capitalized)			248	218	240
Income taxes, net of refunds			(16)	74	18
Significant non-cash transactions:
Accrued capital investments	$ 117	$ 114	$ 125	$ 116	$ 100